FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS

NOTE 16 – FINANCIAL INSTRUMENTS

a.	Fair value

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
●	Level 3 – Inputs that are not based on observable market data.

Management estimates that cash, accounts receivable and other current liabilities approximately constitute their fair value in view of the fact that these are short term instruments.

b.	Financial risk management

The Company is exposed to various financial risks through its financial instruments: credit risk, liquidity risk and market risk (including currency risk, interest rate risk and other price risk). The following analysis enables users to evaluate the nature and extent of the risks.

Credit risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations.

The Company is subject to credit risk on its cash and accounts receivable which include trade and other accounts receivable (Note 5). The Company limits its exposure to credit loss on cash by placing its cash with a high-quality financial institution. The Company has concentrations of credit risk with respect to accounts receivable as large amounts of its trade receivables are concentrated amongst a small number of customers. The Company performs credit evaluations of its customers but generally does not require collateral to support trade receivable.

Accounts receivable primarily consist of trade receivables and sales tax receivable. The Company provides credit to very limited customer base in the normal course of business and has established credit evaluation via an active direct consultation with its customers to mitigate credit risk. Accounts receivable are shown net of any provision made for impairment of receivables. Due to this factor, the Company believes that no additional credit risk, beyond amounts provided for collection loss, is inherent in accounts receivable.

Expected credit loss (“ECL”) analysis is performed at each reporting date using an objective approach to measure expected credit losses. The provision amounts are based on direct management interface with the customer. The calculations reflect the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. Accounts receivable are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, business failure, the failure of a debtor to engage in a repayment plan, and a failure to make contractual payments over the negotiated contract period.

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2024, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 16 – FINANCIAL INSTRUMENTS (continued)

During the year ended December 31, 2024 and 2023, there was $nil allowance for doubtful accounts on accounts receivable recognized in the Statement of Income (Loss) and Comprehensive Income (Loss).

The Company’s aging of trade receivables (Note 5) were as follows:

	December 31, 2024	December 31, 2023
0 – 30 days	$46,559	$61,046
31 – 60 days	41,808	58,048
61 + days	25,055	-
	$113,422	$119,094

Liquidity risk

Liquidity risk is defined as the risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities. Financial liabilities include principal and interest payments.

The Company’s liquidity risk is that it is not able to settle liabilities when due or that it can do so only at an abnormally high cost. Accordingly, one of management’s primary goals is to maintain an optimum level of liquidity by actively managing assets, liabilities and cash flows generated by operations. The Company’s future strategies can be financed through a combination of cash flows generated by operations, borrowing under existing credit facilities, and the issuance of equity. Management prepares regular budgets and cash flow forecasts to help predict future changes in liquidity.

The Corporation has financial liabilities with the following maturities as at December 31, 2024:

	Contractual cash flows
	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	5 year and over	Total
Trade payables (Note 8)	$322,235	$-	$-	$-	$-	$322,235
Long term loan and unpaid interest (Note 11)	40,769	-	-	-	-	40,769
	$363,004	$-	$-	$-	$-	$363,004

The Corporation has financial liabilities with the following maturities as at December 31, 2023:

	Contractual cash flows
	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	5 year and over	Total
Trade payables (Note 8)	$157,705	$-	$-	$-	$-	$157,705
Long term loan and unpaid interest (Note 11)	46,680	38,427	-	-	-	85,107
	$204,385	$38,427	$-	$-	$-	$242,812

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2024, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 16 – FINANCIAL INSTRUMENTS (continued)

Market risk

Market risk is the risk that the fair value or future cash flows from financial instruments will change as a result of changes in market prices. Market risk includes risks such as currency risk and share price risk. The financial instruments of the Company which are affected by market risk consist mainly of foreign currency cash and deposits, Company’s US dollar denominated convertible debenture and investments in marketable securities.

Foreign currency risk

Foreign currency risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. As the Company is listed on Nasdaq and has raised money in USD it holds a portion of its cash balances in USD to approximate between three to twenty four months estimated operating needs. The remainder of the Company’s cash is held in Canadian dollars, the Company’s reporting currency, which is also the currency of the Company’s largest cash outlays over the next twenty-four months.

As of December 31, 2024 and 2023, the Company has a surplus of financial assets over financial liabilities denominated in USD, consisting of cash, in the sum of $4,421,006 and $2,804,422, respectively.

Currency sensitivity analysis

The table below demonstrates the sensitivity test to a reasonable possible change in the exchange rate of the US dollar, with all other variables unchanged. The impact on the Company’s pre-tax profit and loss arises from changes in the fair value of the assets and financial liabilities is as follows:

	Change in the USD exchange rate	Impact on pre-tax profit
December 31, 2024	5% increase	$(221,050)
	5% decrease	221,050
December 31, 2023	5% increase	(140,221)
	5% decrease	$140,221

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2024, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 16 – FINANCIAL INSTRUMENTS (continued)

c.	Capital management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to pursue the development and sale of its products and services, as well as to ensure that the Company is able to meet its financial obligations as they become due. The capital structure consists of components of shareholders’ equity, promissory note due to related parties and the term loan provided by the bank.

The basis for the Company’s capital structure is dependent on the Company’s expected business growth and changes in business environment. To maintain or adjust the capital structure, the Company may issue new shares, incur debt or return capital to shareholders. The Company does not presently utilize any quantitative measures to monitor its capital, but rather relies on the expertise of the Company’s management to sustain the future development of the business. Management reviews its capital management approach on an ongoing basis and believes that this approach is reasonable.

The Company is not subject to externally imposed capital requirements. There were no changes to the Company’s approach to capital management during the years ended December 31, 2024 and 2023.